COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Jan. 18, 2024
Subsidiary, Sale of Stock [Line Items]
Accrued related loss contingency		$ 0.0
Reversal of liability	$ 1.7
Reversal of additional liabilities	$ 0.5
Services Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Expense reimbursement claim			$ 1.0